Revenue - Disaggregation of Net Revenues by Major Source (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from:
Net sales	$ 26,149	$ 27,831	$ 25,769
Finance and interest income	1,164	1,115	1,185
Rents and other income on operating lease	766	760	747
Finance and interest income	1,930	1,875	1,932
Total Revenues	28,079	29,706	27,701
Sales of goods
Revenues from:
Net sales	25,103	26,838	24,987
Rendering of services
Revenues from:
Net sales	660	527	438
Rents on assets sold with a buy-back commitment
Revenues from:
Net sales	$ 386	$ 466	$ 344